SIGNIFICANT ACCOUNTING POLICIES - PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2016
Computer hardware
Property and equipment
Estimated Useful Life	5 years
Software
Property and equipment
Estimated Useful Life	3 years
Office furniture and equipment
Property and equipment
Estimated Useful Life	5 years
Research and lab equipment
Property and equipment
Estimated Useful Life	5 years